TRADE ACCOUNTS RECEIVABLE - Accounts receivable by aging (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	R$ 3,201,656	R$ 2,798,420
Impairment loss on trade receivables
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	(158,157)	(131,639)
Current | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	2,362,408	2,234,723
Past due: Up to 30 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	792,569	467,901
Past due: From 31 to 60 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	63,294	96,852
Past due: From 61 to 90 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	10,133	17,636
Past due: From 91 to 180 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	22,261	27,841
Past due: From 181 to 360 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	26,003	22,985
Past due: Above 360 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	R$ 83,145	R$ 62,121